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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2002
                                               ----------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------

This Amendment (Check only one.): [  ]  is a restatement.
                                  [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: 1270 Avenue of the Americas, 4th Floor
         New York, New York  10020


Form 13F File Number: 28- 10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Klarman
Title: Chief Financial Officer
Phone: (212) 332-2250

Signature, Place, and Date of Signing:

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
/s/ Michael Klarman              New York, NY             April 30, 2002
------------------------         -------------            ---------------------
       [Signature]               [City, State]                   [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


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
Report Summary:

Number of Other Included Managers:             1
                                            --------

Form 13F Information Table Entry Total:        46
                                            --------

Form 13F Information Table Value Total:     $165,225
                                            --------
                                           (thousands)
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List of Other Included Managers:

None
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     FORM 13F INFORMATION TABLE - HIGHLINE CAPITAL MANAGEMENT LLC (3/31/02)

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
           COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE  SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                    CLASS       CUSIP     (X1000)    AMOUNT   PRN CALL DISCRETION MANAGERS     SOLE    SHARED  NONE
ABERCROMBIE & FITCH CO.        Common Stock 002896207     2935       95300  SH   NA     SOLE       N/A      95,300
ADELPHIA COMMUNICATIONS CORP   Class A      006848105     8165      548000  SH   NA     SOLE       N/A     548,000
AMERISOURCEBERGEN CORP         Common Stock 03073E105     2903       42500  SH   NA     SOLE       N/A      42,500
AOL TIME WARNER INC.           Common Stock 00184A105     3831      162000  SH   NA     SOLE       N/A     162,000
ART TECHNOLOGY GROUP INC       Common Stock 04289L107      927      450000  SH   NA     SOLE       N/A     450,000
AT&T WIRELESS SVCS INC         Common Stock 00209A106     3961      442600  SH   NA     SOLE       N/A     442,600
BARR LABS INC                  Common Stock 068306109     2942       44700  SH   NA     SOLE       N/A      44,700
BROADWING INC                  Common Stock 111620100      699      100000  SH   NA     SOLE       N/A     100,000
CORVAS INTL INC                Common Stock 221005101       68       12000  SH   NA     SOLE       N/A      12,000
CROWN CORK & SEAL INC          Common Stock 228255105     1074      120000  SH   NA     SOLE       N/A     120,000
ECHOSTAR COMMUNICATIONS NEW    Class A      278762109      991       35000  SH   NA     SOLE       N/A      35,000
ELAN  PLC                      ADR          284131208      837       60200  SH   NA     SOLE       N/A      60,200
FOOT LOCKER, INC.              Common Stock 344849104     6438      397900  SH   NA     SOLE       N/A     397,900
GALYANS TRADING INC            Common Stock 36458R101     1992      130200  SH   NA     SOLE       N/A     130,200
HEALTHSOUTH CORP               Common Stock 421924101     2870      200000  SH   NA     SOLE       N/A     200,000
I2 TECHNOLOGIES, INC.          Common Stock 465754109      851      168200  SH   NA     SOLE       N/A     168,200
ICN PHARMACEUTICALS INC.NEW    Common Stock 448924100    11963      376800  SH   NA     SOLE       N/A     376,800
IGEN INC.                      Common Stock 449536101     7474      197300  SH   NA     SOLE       N/A     197,300
INHALE THERAPEUTIC SYS INC     Common Stock 457191104     2275      215600  SH   NA     SOLE       N/A     215,600
KING PHARMACEUTICALS INC       Common Stock 495582108     2094       59800  SH   NA     SOLE       N/A      59,800
KROGER CO                      Common Stock 501044101     2672      120600  SH   NA     SOLE       N/A     120,600
LABRANCHE & CO INC             Common Stock 505447102     6517      209900  SH   NA     SOLE       N/A     209,900
LIBERTY MEDIA CORP NEW         COM SER A    530718105     6524      516100  SH   NA     SOLE       N/A     516,100
LUMENIS LTD                    SHS          M6778Q105     6267      564600  SH   NA     SOLE       N/A     564,600
MANOR CARE INC NEW             Common Stock 564055101     2652      113800  SH   NA     SOLE       N/A     113,800
MANTECH INTL CORP              Class A      564563104     1350       72600  SH   NA     SOLE       N/A      72,600
MATTEL INC                     Common Stock 577081102     1255       60200  SH   NA     SOLE       N/A      60,200
METLIFE INC                    Common Stock 59156R108     3786      120200  SH   NA     SOLE       N/A     120,200
MILLENNIUM PHARMACEUTICALS INC Common Stock 599902103     1124       50400  SH   NA     SOLE       N/A      50,400
NEXTCARD INC                   Common Stock 65332K107       70     1390800  SH   NA     SOLE       N/A   1,390,800
NYFIX INC                      Common Stock 670712108      951       63600  SH   NA     SOLE       N/A      63,600
OMNICARE INC.                  Common Stock 681904108     8228      317800  SH   NA     SOLE       N/A     317,800
PARK PL ENTMT CORP             Common Stock 700690100     3428      324900  SH   NA     SOLE       N/A     324,900
PHARMACEUTICAL RES INC         Common Stock 717125108     1098       51800  SH   NA     SOLE       N/A      51,800
PHOTOMEDEX INC                 Common Stock 719358103      992      495900  SH   NA     SOLE       N/A     495,900
PREACIS PHARMACEUTICALS INC    Common Stock 739421105      561      107900  SH   NA     SOLE       N/A     107,900
PRUDENTIAL FINL INC            Common Stock 744320102     4490      144600  SH   NA     SOLE       N/A     144,600
SICOR INC                      Common Stock 825846108     3281      192100  SH   NA     SOLE       N/A     192,100
TRANSMETA CORP DEL             Common Stock 89376R109      310       80000  SH   NA     SOLE       N/A      80,000
TRENDWEST RESORTS INC          Common Stock 894917103     4629      192700  SH   NA     SOLE       N/A     192,700
TYCO INTL LTD NEW              Common Stock 902124106     6393      197800  SH   NA     SOLE       N/A     197,800
TYSON FOODS INC                Class A      902494103     9521      762900  SH   NA     SOLE       N/A     762,900
US BANCORP DEL                 Common New   902973304     9353      414400  SH   NA     SOLE       N/A     414,400
USA NETWORKS INC               Common Stock 902984103     1430       45000  SH   NA     SOLE       N/A      45,000
VALUEVISION INTL INC           Class A      92047K107    12641      609200  SH   NA     SOLE       N/A     609,200
WINK COMMUNICATIONS            Common Stock 974168106      412      218000  SH   NA     SOLE       N/A     218,000
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